OTHER LONG-TERM ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER LONG-TERM ASSETS
Prepayments for mining machines	¥ 39,841	$ 5,458	¥ 42,456
Other	1,217	167	2,030
Total	¥ 41,058	$ 5,625	¥ 44,486